Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Computation of The Basic and Diluted Earnings
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2018		2019		2020
Net profit for the period attributable to equity holders of the parent	Ps.	52,566,197	Ps.	67,730,891	Ps.	46,852,605
Weighted average shares (in millions)		66,055		66,016		66,265

Earnings per share attributable to equity holders of the parent	Ps.	0.79	Ps.	1.03	Ps.	0.71